YieldMax TSLA Performance & Distribution Target 25 ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 7.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 7.7%
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $415.00	$1,068,564	28	$8,680
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $390.00	1,144,890	30	27,525
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $365.01	2,213,454	58	131,799
Total Call Options			168,004

TOTAL PURCHASED OPTIONS (Cost $149,289)			168,004

SHORT-TERM INVESTMENTS - 98.0%
Money Market Funds - 11.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)	250,090	250,090

U.S. Treasury Bills - 86.5%	Principal Amount	Value
U.S. Treasury Bill, 6/11/2026, 3.57%(f)(g)(h)	$615,000	612,482
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)(h)	641,000	636,574
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)(h)	642,000	635,807
		1,884,863

TOTAL SHORT-TERM INVESTMENTS (Cost $2,135,143)		2,134,953

TOTAL INVESTMENTS - 105.7% (Cost $2,284,432)		$2,302,957
Liabilities in Excess of Other Assets - (5.7)%		(125,179)
TOTAL NET ASSETS - 100.0%		$2,177,778

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(f)	The rate shown is the annualized effective yield as of April 30, 2026.
(g)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(h)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $1,272,954.

YieldMax TSLA Performance & Distribution Target 25 ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (6.6)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (5.1)%
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $385.00	$(1,068,564)	(28)	$(31,570)
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $360.00	(1,144,890)	(30)	(79,575)
Total Call Options			(111,145)

Put Options - (1.5)%
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $365.01	(2,213,454)	(58)	(31,929)

TOTAL WRITTEN OPTIONS (Premiums received $211,889)			$(143,074)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.